Borrowings and financing	12 Months Ended
Dec. 31, 2022
Borrowings And Financing
Borrowings and financing

17.	Borrowings and financing
17.1.	Debt breakdown

	Weighted average rate	2022	2021

Debentures and promissory note
Debentures, certificate of agribusiness receivables and promissory notes (note 17.4)	CDI + 1.71% per year	2,679	4,613
		2,679	4,613

Borrowings and financing
Local currency
Working capital	CDI + 1.87% per year	2,721	2,737
Working capital	TR + 9.80 % per year	9	11
Swap contracts (note 17.7)	CDI – 0.12% per year	-	(1)
Unamortized borrowing costs		(7)	(11)
		2,723	2,736
Foreign currency (note 17.5)
Working capital	USD + 2.12% per year	403	448
Working capital	IBR 1M + 1.45%	-	276
Working capital	IBR 3M + 1.6%	-	959
Credit letter		-	12
Swap contracts (note 17.7)	CDI + 1.70% per year	58	7

		461	1,702
Total		5,863	9,051

Non-current assets		-	1
Current liabilities		1,001	1,470
Non-current liabilities		4,862	7,582

17.2.	Changes in borrowings

At December 31, 2021	9,051
Additions	1,545
Accrued interest	971
Accrued swap	76
Mark-to-market	(4)
Monetary and exchange rate changes	(29)
Borrowing cost	13
Interest paid	(755)
Payments	(3,852)
Swap paid	(54)
Liabilities related to assets held for sale or distribution	(851)
Foreign currency translation adjustment	(248)
At December 31, 2022	5,863

At December 31, 2020	9,140
Additions	4,860
Accrued interest	500
Accrued swap	(7)
Mark-to-market	15
Monetary and exchange rate changes	20
Borrowing cost	15
Interest paid	(482)
Payments	(4,842)
Swap paid	(23)
Foreign currency translation adjustment	(145)
At December 31, 2021	9,051

17.3.	Maturity schedule of non-current borrowings and financing

Year

From 1 to 2 years	1,371
From 2 to 3 years	1,749
From 3 to 4 years	1,250
From 4 to 5 years	260
After 5 years	260
Subtotal	4,890

Unamortized borrowing costs	(28)
Total	4,862

17.4.	Debentures, Promissory Note and Certificate of Agribusiness Receivables

				Date				Consolidated
	Type	Issue Amount	Outstanding debentures (units)	Issue	Maturity	Financial charges	Unit price (in reais)	12.31.2022	12.31.2021

17th Issue of Debentures - CDB	No preference	2,000	-	01/06/20	01/06/23	CDI + 1.45% per year	-	-	2,075
18th Issue of Debentures – CBD (1st series) (*)	No preference	980	980,000	05/14/21	05/10/26	CDI + 1.70% per year	1,020	1,000	994
18th Issue of Debentures – CBD (2nd series) (*)	No preference	520	520,000	05/14/21	05/10/28	CDI + 1.95% per year	1,021	531	527
5th Issue of Promissory Notes – CBD (1st series)	No preference	500	500	07/30/21	07/30/25	CDI + 1.55% per year	1,179,744	590	517
5th Issue of Promissory Notes – CBD (2nd series)	No preference	500	500	07/30/21	07/30/26	CDI + 1.65% per year	1,181,391	591	517
Borrowing cost							-	(33)	(17)
								2,679	4,613

Current liabilities								21	1,089
Non-current liabilities								2,658	3,524

(*)	Each series of the 18th issue matures in two installments, with the 1st series maturing on 05/10/25 and 05/10/26 and the 2nd series on 05/10/27 and 05/10/28.

(**)	The 17th issue of debentures was settled in advance on September 16, 2022 with part of the proceeds from the sale of stores (note 1.1), as authorized in the respective indenture

GPA issues debentures to strengthen its working capital, maintain its cash strategy, lengthening its debt profile and make investments. The debentures issued are unsecured, without renegotiation clauses and not convertible into shares.

The amortization of the 1st series of the 18th issuance of debentures occurs with payments in two installments in 2025 and 2026 with the semiannual remuneration and the 2nd series of the 18th issuance occurs with payments in two installments in 2027 and 2028 with the semiannual remuneration and for the 17th issuance the payment will be made in two installments in the years 2022 and 2023. The amortization and remuneration of the 5th issue of promissory notes will occur with an exclusive payment at maturity.

On the second quarter of 2021, the 18th issuance of simple, non-convertible, unsecured debentures took place, in up to 2 series, with maturity between 5 and 7 years, in the amount of R$1,500 for public distribution with restricted placement efforts.

On July 20, 2021, the Company's Board of Directors approved its 5th issue of commercial promissory notes, in 2 series, with maturity between 4 and 5 years, in the total amount of R$1,000 for public distribution with efforts placement restrictions.

The debentures and promissory notes are used to reinforce working capital and/or lengthen the debt profile.

17.5.	Borrowings in foreign currencies

On December 31, 2022 the Group has loans in foreign currencies (US dollar) to strengthen its working capital, maintain its cash strategy, lengthening its debt profile and make investments.

17.6.	Guarantees

The Group has signed promissory notes for some loan contracts.

17.7.	Swap contracts

The Group uses swap transactions for 100% of its borrowings denominated in US dollars and fixed interest rates, exchanging these obligations for Real linked to CDI (floating) interest rates. These contracts include a total amount of the debt with the objective to protect the interest and principal and are signed, generally, with the same due dates and in the same economic group. The weighted average annual rate in December 2022 was 12.39% (4.42% as of December 31, 2021).

17.8.	Financial covenants

In connection with the debentures and promissory notes and for a portion of borrowings denominated in foreign currencies and working capital, the Company is required to maintain certain debt financial covenants. In connection of the reorganization disclosed in note 1.1, certain conditions were renegotiated. These ratios are quarterly calculated based on consolidated financial statements of the Company prepared in accordance with accounting practices adopted in Brazil, as follows: (i) net debt (debt minus cash and cash equivalents and trade accounts receivable) should not exceed the amount of equity and (ii) consolidated net debt/EBITDA ratio should be lower than or equal to 3.25. At December 31, 2022, GPA complied with these ratios.